STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options issued under the Private GRI Plan and the A&R 2018 Plan in the following expense categories of its accompanying statements of operations for the three and nine months ended September 30, 2023 and 2022:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$—	$—	$—	$—
General and administrative	326	—	351	—
Total	$326	$—	$351	$—

Schedule of Activity of Stock Options
The table below represents the activity of stock options granted to employees and non-employees for the nine months ended September 30, 2023:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	112,612	$39.77	4.71
Granted	221,265	$2.38
Exercised	—	—
Forfeited/Cancelled	(15,863)	$128.13
Outstanding at September 30, 2023	318,014	$9.35	7.92
Exercisable at September 30, 2023	318,014	$9.35	7.92

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Nine Months Ended September 30,
	2023	2022
Volatility	129.54%	90.39%
Expected term in years	5.84	5.98
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of option on grant date	$2.13	$3.86